Reinsurance (Tables)	12 Months Ended
Dec. 31, 2015
Reinsurance Disclosures [Abstract]
Schedule of Reinsurance Recoverables
The following table provides details of the reinsurance recoverables balance as of December 31:

	2015	2014
Ceded future policyholder benefits and expense	$213,792	$208,022
Ceded unearned premium	3,743	3,857
Ceded claims and benefits payable	41,266	36,809
Ceded paid losses	1,480	1,484
Total	$260,281	$250,172

Schedule of Reinsurance Recoverable Grouped by A.M. Best Rating
The following table provides the reinsurance recoverable as of December 31, 2015 grouped by A.M. Best rating:

A.M. Best ratings of reinsurer	Ceded future policyholder benefits and expense	Ceded unearned premiums	Ceded claims and benefits payable	Ceded paid losses	Total
A++ or A+	$208,742	$3,743	$40,546	$125	$253,156
A or A–	5,050	—	1	—	5,051
B or B-	—	—	—	6	6
Not rated	—	—	719	1,349	2,068
Reinsurance recoverable	$213,792	$3,743	$41,266	$1,480	$260,281

Schedule of Effect of Reinsurance on Premiums Earned and Benefits Incurred
The effect of reinsurance on premiums earned and benefits incurred was as follows:

	Years Ended December 31,
	2015			2014			2013
	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total
Direct earned premiums	$9,070	$17,273	$26,343	$8,254	$18,990	$27,244	$10,353	$22,284	$32,637
Premiums assumed	—	5,251	5,251	295	5,458	5,753	350	5,981	6,331
Premiums ceded	(9,070)	(855)	(9,925)	(8,254)	(1,041)	(9,295)	(10,353)	(1,272)	(11,625)
Net earned premiums	$—	$21,669	$21,669	$295	$23,407	$23,702	$350	$26,993	$27,343
Direct policyholder benefits	20,437	10,967	31,404	80,833	12,604	93,437	18,380	14,181	32,561
Policyholder benefits assumed	21	6,077	6,098	258	3,911	4,169	151	8,022	8,173
Policyholder benefits ceded	(20,437)	(738)	(21,175)	(80,833)	(832)	(81,665)	(18,380)	(1,073)	(19,453)
Net policyholder benefits	$21	$16,306	$16,327	$258	$15,683	$15,941	$151	$21,130	$21,281